Provisions for expected credit losses/impairment charges - Modelled provision for ECL (Details) - Base case scenario - item	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Calendar years 2021 and 2022
Provisions for expected credit losses/impairment charges
Cash rate, basis points	10
Calendar year 2021
Provisions for expected credit losses/impairment charges
Commercial property index, percentage of forecast growth (contraction)	(0.70%)	(19.30%)
Cash rate, basis points		10
Calendar year 2021 | Australia
Provisions for expected credit losses/impairment charges
Annual GDP, percentage of forecast growth (contraction)	0.10%	2.50%
Residential property prices, percentage of forecast appreciation (contraction)	11.80%	0.40%
Calendar year 2021 | New Zealand
Provisions for expected credit losses/impairment charges
Annual GDP, percentage of forecast growth (contraction)	5.60%	3.90%
Residential property prices, percentage of forecast appreciation (contraction)	20.00%	8.00%
Calendar year 2022
Provisions for expected credit losses/impairment charges
Commercial property index, percentage of forecast growth (contraction)	(4.70%)
Calendar year 2022 | Australia
Provisions for expected credit losses/impairment charges
Annual GDP, percentage of forecast growth (contraction)	7.40%
Residential property prices, percentage of forecast appreciation (contraction)	5.00%
Calendar year 2022 | New Zealand
Provisions for expected credit losses/impairment charges
Annual GDP, percentage of forecast growth (contraction)	2.30%
Residential property prices, percentage of forecast appreciation (contraction)	0.00%
February 2021 | Australia
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast		7.90%
December 2020 | New Zealand
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast		7.00%
December 2021 | Australia
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast	5.40%	7.50%
December 2021 | New Zealand
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast	4.20%	6.40%
December 2022 | Australia
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast	4.00%
December 2022 | New Zealand
Provisions for expected credit losses/impairment charges
Unemployment rate, percentage forecast	3.50%